Towd Point Mortgage Trust 2021-1 ABS-15G

Exhibit 99.3 - Schedule 8B

Loan Number	FK ID	Redaction ID	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
xxx	xxx	1245865	xxx	TX	7/31/2021	Yes	9/1/2021	Collections	No	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Illness.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/17/2021. The borrower called in on 7/17/2021 and scheduled a payment in the amount of $1,340.21 for 7/19/2021.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/17/2021	Contact made with borrower	The borrower called in on 7/17/2021 and scheduled a payment in the amount of $1,340.21 for 7/19/2021.	Retention	No	Illness	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	A2CE0FBA-41CB-45B0-B4D0-C9AFE8C19186	xxx	MO	7/31/2021	Yes	10/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/1/2020. The most recent borrower contact occurred on 11/1/2020, in which borrower called and made a payment in the amount of $2,042.91, no further details were provided.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	11/1/2020	Contact made with borrower	The most recent borrower contact occurred on 11/1/2020, in which borrower called and made a payment in the amount of $2,042.91, no further details were provided.	No Contact	No	Current	Low	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	3498B772-68EA-4D26-9188-27B00CF9F4E5	xxx	CT	7/31/2021	Yes	8/23/2021	Current	No						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Medium	No	Medium	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	90DD257B-90B5-48FA-8080-23E3533F6472	xxx	PA	7/31/2021	Yes	9/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/25/2019. The borrower called in on 10/25/2019 regarding the account. The borrower was provided with the account status and the last received payment. The borrower was also provided with necessary information for payment processing.
															OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	10/25/2019	Contact made with borrower	The borrower called in on 10/25/2019 regarding the account. The borrower was provided with the account status and the last received payment. The borrower was also provided with necessary information for payment processing.	No Contact	No	Current	Medium	No	Medium	Medium	No	No		N/A	Not Determined	Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	0B9C097C-DBF5-419E-8BDB-6C67ED9E3771	xxx	Missing	7/31/2021	Yes	9/1/2021	Current/Bankruptcy	No	• FORECLOSURE DELAY: The servicing notes indicate foreclosure proceedings have been placed on hold due to a bankruptcy filing. The hold remains as it appears the borrower is performing as agreed under the bankruptcy plan.	LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
															FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure is currently delayed due to Bankruptcy Hold.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Previously		Not Determined		No	Bankruptcy Hold	No	No	Currently	Not Determined		xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	1BD30874-6719-43FD-B3F0-0799F0D7B81A	xxx	CA	7/31/2021	Yes	9/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/3/2021. The most recent borrower contact occurred on 8/3/2021, in which borrower made a payment in the amount of $1,584.00. No further details were provided.
LOSS MITIGATION: There is evidence of a previous Denied Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Denied on 12/1/2020.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	8/3/2021	Contact made with borrower	The most recent borrower contact occurred on 8/3/2021, in which borrower made a payment in the amount of $1,584.00. No further details were provided.	Retention	No	Not Determined	Medium	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Repayment Plan	Denied	12/1/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	1EACD6BB-6C6C-417E-B31F-A9728FC802C7	xxx	FL	7/31/2021	Yes	9/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Terminated on xxx. The most recently documented status of the bankruptcy was Terminated as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/22/2021. The most recent contact with the borrower on 7/22/2021 indicated the borrower provided permission to speak to the spouse and the spouse was concerned about a letter with indications the account was past due. The spouse of the borrower was advised the July payment was passed the grace period. A payment was promised for later the following week; however, there were no further indications of receipt of the payment in the commentary. The account was noted as current through the end of the review period according to the pay history.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/22/2021	Contact made with borrower	The most recent contact with the borrower on 7/22/2021 indicated the borrower provided permission to speak to the spouse and the spouse was concerned about a letter with indications the account was past due. The spouse of the borrower was advised the July payment was passed the grace period. A payment was promised for later the following week; however, there were no further indications of receipt of the payment in the commentary. The account was noted as current through the end of the review period according to the pay history.	Retention	No	Current	Medium	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Previously	7	xxx	xxx	Terminated	xxx	Terminated	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	8DB19B11-2045-4B9B-92DC-5DD9A80A07F0	xxx	OH	7/31/2021	Yes	8/22/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/23/2021. The most recent contact with the borrower on 6/23/2021 indicated the borrower was verified; however, there were no further details provided in regards to the conversation with the borrower.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	6/23/2021	Contact made with borrower	The most recent contact with the borrower on 6/23/2021 indicated the borrower was verified; however, there were no further details provided in regards to the conversation with the borrower.	Retention	No	Current	Medium	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	E35A4918-06B5-4061-B771-A7A03331C318	xxx	Missing	7/31/2021	Yes	9/20/2021	Current	No	LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/18/2021. The most recent borrower contact occurred on 8/18/2021, in which the borrower inquired about setting up a payment for the middle of September and was advised to call back closer to the date the borrower wanted to make the payment. The borrower was also advised of the web services available to them. Per comment on 8/31/2021, the borrower made a phone payment in the amount of $891.66.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	8/18/2021	Contact made with borrower	The most recent borrower contact occurred on 8/18/2021, in which the borrower inquired about setting up a payment for the middle of September and was advised to call back closer to the date the borrower wanted to make the payment. The borrower was also advised of the web services available to them. Per comment on 8/31/2021, the borrower made a phone payment in the amount of $891.66.	Retention	No	Not Determined	Low	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	7E5E15D5-69B5-4BDA-937D-FD21044B2328	xxx	KY	7/31/2021	Yes	8/10/2021	Collections	No	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/15/2019. Servicing notes on 10/15/2019 indicate the borrower called in to confirm that the tax bill was received, and the servicer confirmed it was received by fax. The borrower requested to be transferred to the repayment plan department, and the servicer offered the phone number for loan counseling.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	10/15/2019	Contact made with borrower	Servicing notes on 10/15/2019 indicate the borrower called in to confirm that the tax bill was received, and the servicer confirmed it was received by fax. The borrower requested to be transferred to the repayment plan department, and the servicer offered the phone number for loan counseling.	No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	3A1770B3-4DF7-48FC-BAD3-4E05B02B5E3D	xxx	AL	7/31/2021	Yes	8/19/2021	Bankruptcy	No	• PROPERTY DAMAGE: Servicing notes on 07/23/2021indicate a check issued for hail damage on 04/24/2021. There were no comments indicating whether the damage was resolved prior to the end of the review period.
• CURRENT FEMA DISASTER AREA: Comments on 9/11/2020 indicate the property is located in a FEMA declared disaster area for Alabama due to severe storms and from 2/5/2020 to 3/6/2020.	LOAN STATUS: The loan is currently in Bankruptcy status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/15/2021. Servicing notes on 07/15/2021 indicate the borrower called in reference to a claim for hail damage.  During the call, the servicer verified the borrower's contact information and advised of claim process. Comments on 7/23/2021 indicates a check in the amount of $4,696.05 was received by the servicer.
DAMAGE: There is evidence of property damage caused by Hail which is estimated to total $0-$5,000.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/15/2021	Contact made with borrower	Servicing notes on 7/15/2021 indicate the borrower called in reference to a claim for hail damage. During the call, the servicer verified the borrower's contact information and advised of claim process. Comments on 7/23/2021 indicates a check in the amount of $4,696.05 was received by the servicer.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Previously		Close and Bill		No	N/A	No	No	Currently	Not Determined		xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	Yes	Hail	$0-$5,000	No	No	No		No	No	No		No	No	No	No		No	Yes	No
xxx	xxx	082B5181-FF73-4D77-B381-530B0970B090	xxx	TN	7/31/2021	Yes	8/13/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/20/2021. The most recent contact with the borrower on 4/20/2021 indicated the borrower verified the payment amount and was transferred to obtain copies of the front and back of all the payments sent in. The borrower indicated escrow was never set up until the loan was transferred to the servicer and requested the information for who signed the order for the escrow to be set up. The borrower was advised the escrow would have been set up at closing and a copy of the pay history could be provided. There were no further indications a pay history was provided; however, the borrower dispute was noted as resolved.
LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Denied on xxx.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	4/20/2021	Contact made with borrower	The most recent contact with the borrower on 4/20/2021 indicated the borrower verified the payment amount and was transferred to obtain copies of the front and back of all the payments sent in. The borrower indicated escrow was never set up until the loan was transferred to the servicer and requested the information for who signed the order for the escrow to be set up. The borrower was advised the escrow would have been set up at closing and a copy of the pay history could be provided. There were no further indications a pay history was provided; however, the borrower dispute was noted as resolved.	Retention	No	Current	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Denied	9/1/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	4F10132E-5655-4027-B292-CC1CF20C8578	xxx	MS	7/31/2021	Yes	9/1/2021	Current	No						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Medium	No	Medium	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	C8028654-B55B-4321-8048-ABA111E8FACF	xxx	OH	7/31/2021	Yes	9/1/2021	Collections	No	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
															BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Unable to Contact Borrower	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	B8C0E0F7-08C8-4F0B-8B48-C144021B737D	xxx	IL	7/31/2021	Yes	10/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/17/2019. The most recent borrower contact occurred on 9/17/2019, in which borrower made a payment in the amount of $502.89. The borrower was also given information for the HUD agency and advised that calls and letters will continue until the loan is current.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	9/17/2019	Contact made with borrower	The most recent borrower contact occurred on 9/17/2019, in which borrower made a payment in the amount of $502.89. The borrower was also given information for the HUD agency and advised that calls and letters will continue until the loan is current.	No Contact	No	Current	Low	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	106744A5-00E0-4D1F-9017-A9CB411D756E	xxx	MI	7/31/2021	Yes	9/1/2021	Current	No						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Medium	No	Medium	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	08D1FC84-B751-4022-BCB5-21C7BF81B1CA	xxx	OH	7/31/2021	Yes	9/1/2021	Collections	No	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/1/2020. The most recent borrower contact occurred on 5/01/2020, in which the borrower called to verify amount owed on the account and was advised due for April 2020 and May 2020. The borrower made a phone payment in the amount of $525.23.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	5/1/2020	Contact made with borrower	The most recent borrower contact occurred on 5/1/2020, in which the borrower called to verify amount owed on the account and was advised due for April 2020 and May 2020. The borrower made a phone payment in the amount of $525.23.	No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	E32F7B61-ACA0-4CC2-843B-181778ECD3E3	xxx	NY	7/31/2021	Yes	9/1/2021	Collections	No	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/16/2021. The most recent contact with the borrower on 8/16/2021 indicated the borrower stated a letter was received with indication the property was going through foreclosure and the borrower was transferred to the collection department; however, there were no further details provided through the end of the review period. There were no notations of an active foreclosure and the due date was noted as 9/1/2021 according to the pay history.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	8/16/2021	Contact made with borrower	The most recent contact with the borrower on 8/16/2021 indicated the borrower stated a letter was received with indication the property was going through foreclosure and the borrower was transferred to the collection department; however, there were no further details provided through the end of the review period. There were no notations of an active foreclosure and the due date was noted as 9/1/2021 according to the pay history.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	A4593502-5E54-4A3E-A5FE-0EDE6E345418	xxx	AL	7/31/2021	Yes	9/1/2021	Current/Bankruptcy	No	• FORECLOSURE DELAY: The account was referred to foreclosure prior to the review period. Per comments on 11/22/2019 the file is on bankruptcy hold and as of a comment on 8/20/2021 the file remains on hold.	LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/6/2020. Comments on 3/6/2020 indicate the borrower called to ask about the monthly statement, and the servicer advised the borrower that the statement was mailed on 3/2/2020 for the 4/1/2020 payment.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was xxx and the date of the xxx was not available.  The foreclosure is currently delayed due to Bankruptcy Hold.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	3/6/2020	Contact made with borrower	Comments on 3/6/2020 indicate the borrower called to ask about the monthly statement, and the servicer advised the borrower that the statement was mailed on 3/2/2020 for the 4/1/2020 payment.	No Contact	No	Current	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Previously		Close and Bill		No	Bankruptcy Hold	No	No	Currently	Not Determined		xxx	Active	xxx	Performing under Plan	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	C1CA537F-E24C-4605-811E-455F88D4855D	xxx	TX	7/31/2021	Yes	12/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/28/2021. The most recent borrower contact occurred on 4/28/2021, in which the borrower called and discussed the status of the loan, and stated the loan is behind due to covid19.
 During the call, the borrower also said the property is owner occupied and the borrower intended to keep the property.  The servicer advised that the trial payment plan was mailed on 4/24/2021. Per comment on 8/17/2021 the final modification setup was completed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on xxx.	4/28/2021	Contact made with borrower	The most recent borrower contact occurred on 4/28/2021, in which the borrower called and discussed the status of the loan, and stated the loan is behind due to COVID-19.
																		During the call, the borrower also said the property is owner occupied and the borrower intended to keep the property. The servicer advised that the trial payment plan was mailed on 4/24/2021. Per comment on 8/17/2021 the final modification setup was completed.	Retention	No	Current	Low	No	Medium	High	No	No		N/A		Owner Occupied		Never						No	No	Previously	Not Determined		Not Determined	Not Determined		Not Determined		Previously				Loan Modification	Completed	8/17/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	E0394282-C83E-4223-9E48-15C8B4AF7734	xxx	PA	7/31/2021	Yes	10/25/2021	Current	No	LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Not attempting to contact borrower for unknown reason.  There is no evidence of recent borrower contact.
															OCCUPANCY: The most recent inspection was completed on 4/7/2021. The inspection determined the occupancy of the property was Owner Occupied.		Not attempting to contact borrower for unknown reason		No Contact	No	Unable to Contact Borrower	Low	No	Medium	Medium	No	No	4/7/2021	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	D0034DB5-2C41-4C32-8AB4-FD1B3D3171C6	xxx	FL	7/31/2021	Yes	9/1/2021	Collections	No	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Not attempting to contact borrower for unknown reason.  There is no evidence of recent borrower contact.
															OCCUPANCY: The most recent inspection was completed on 6/12/2020. The inspection determined the occupancy of the property was Occupied by Unknown.		Not attempting to contact borrower for unknown reason		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Low	No	No	6/12/2020	N/A	Occupied by Unknown	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	35B5D438-6ADF-4F0E-B1D4-D0C5290F4FFD	xxx	PA	7/31/2021	Yes	9/1/2021	Collections	Yes	3/31/2021	7/31/2021	• MISSING COMMENTS: Servicing comments are missing between 3/31/2021 and 7/31/2021.	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
															BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	26B9D5AC-97E2-4132-9C4A-39D8AC2A838B	xxx	FL	7/31/2021	Yes	10/1/2021	Current	Yes	7/2/2020	7/31/2021			• MISSING COMMENTS: Servicing comments are missing between 7/2/2020 and 7/31/2021.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Medium	No	Medium	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	95C4C8F0-39F4-4857-B091-08E7BC6954B8	xxx	AL	7/31/2021	Yes	8/15/2021	Collections	No						LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower. BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx. BORROWER CONTACT: Not attempting to contact borrower for unknown reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for unknown reason		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Previously	7	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	0D2007BD-E5C9-48F4-8C83-186F8340C237	xxx	FL	7/31/2021	Yes	10/1/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/2/2020. The most recent borrower contact occurred on 5/2/2020, in which borrower made a payment in the amount of $391.00.  A payment of $391.00 was received on 5/4/2020, according to the pay history.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	5/2/2020	Contact made with borrower	The most recent borrower contact occurred on 5/2/2020, in which borrower made a payment in the amount of $391.00. A payment of $391.00 was received on 5/4/2020, according to the pay history.	Retention	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	D14D2EEA-F0C8-4797-A55D-F849936D2A62	xxx	IN	7/31/2021	Yes	10/4/2021	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/15/2021. The most recent borrower contact on 6/15/2021 indicated the borrower inquired if the servicer had an insurance policy on the loan and was advised it was only the lender policy. The borrower was advised that they will have to get their own insurance and then the system can be updated with their insurance information.
															OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	6/15/2021	Contact made with borrower	The most recent borrower contact on 6/15/2021 indicated the borrower inquired if the servicer had an insurance policy on the loan and was advised it was only the lender policy. The borrower was advised that they will have to get their own insurance and then the system can be updated with their insurance information.	Retention	No	Current	Medium	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
xxx	xxx	E6157125-050E-40FD-9417-F7C6A9323BC0	xxx	GA	7/31/2021	Yes	8/5/2021	Collections	No	• DECEASED BORROWER OR CO-BORROWER: Commentary on 8/15/2019 indicated the co-borrower was deceased with the death certificate on file; however, the date of death was not noted.	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
															LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Denied on 9/13/2019.		Contact attempted but unable to contact borrower		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	Yes		N/A		No Borrower Contact		Never						No	No	Never								Previously				Loan Modification	Denied	9/13/2019	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No

Loan Number	FK ID	Redaction ID	Exception Description	Initial Clayton Exception Comments
xxx	xxx	E6157125-050E-40FD-9417-F7C6A9323BC0	DECEASED BORROWER OR CO-BORROWER	Commentary on 8/15/2019 indicated the co-borrower was deceased with the death certificate on file; however, the date of death was not noted.
xxx	xxx	0B9C097C-DBF5-419E-8BDB-6C67ED9E3771	FORECLOSURE DELAY	The servicing notes indicate foreclosure proceedings have been placed on hold due to a bankruptcy filing. The hold remains as it appears the borrower is performing as agreed under the bankruptcy plan.
xxx	xxx	3A1770B3-4DF7-48FC-BAD3-4E05B02B5E3D	PROPERTY DAMAGE	Servicing notes on 07/23/2021indicate a check issued for hail damage on 04/24/2021. There were no comments indicating whether the damage was resolved prior to the end of the review period.
xxx	xxx	3A1770B3-4DF7-48FC-BAD3-4E05B02B5E3D	CURRENT FEMA DISASTER AREA	Comments on 9/11/2020 indicate the property is located in a FEMA declared disaster area for Alabama due to severe storms and from 2/5/2020 to 3/6/2020.
xxx	xxx	A4593502-5E54-4A3E-A5FE-0EDE6E345418	FORECLOSURE DELAY	The account was referred to foreclosure prior to the review period. Per comments on 11/22/2019 the file is on bankruptcy hold and as of a comment on 8/20/2021 the file remains on hold.
xxx	xxx	35B5D438-6ADF-4F0E-B1D4-D0C5290F4FFD	MISSING COMMENTS	Servicing comments are missing between 3/31/2021 and 7/31/2021.
xxx	xxx	26B9D5AC-97E2-4132-9C4A-39D8AC2A838B	MISSING COMMENTS	Servicing comments are missing between 7/02/2020 and 7/31/2021.